Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 3,853	$ 3,902	$ 3,811
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	727	706	1,006
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,775	1,775	1,775
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	4,038	17,260	32,444
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	0	(7,526)	(14,615)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 10,393	$ 16,117	$ 24,420